Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Buildings and land
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets for leased buildings and land	$ 70,981	$ 88,322
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	$ 10,552	$ 10,680